SUPPLEMENT DATED JULY 10, 2009

TO

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement contains information about the AllianceBernstein Wealth Appreciation Strategy Portfolio available under your Policy.

At a meeting of the Board of Directors of AllianceBernstein Variable Products Series Fund, Inc. held on May 5-7, 2009, the Board approved the liquidation and termination of the AllianceBernstein Wealth Appreciation Strategy Portfolio (the “Portfolio”).  Shareholders of the Portfolio are encouraged to find a suitable replacement investment option for any assets they have invested in the Portfolio before the liquidation and termination of the Portfolio. You may choose among a number of Subaccounts and a Fixed Account Option.  The Subaccounts in the Variable Account invest in shares of the following Funds1:

ASSET ALLOCATION	LARGE CAP EQUITY
AllianceBernstein Balanced Wealth Strategy Portfolio (Class B)	AIM V.I. Capital Appreciation Fund (Series I Shares)
BlackRock Global Allocation V.I. Fund (Class III)	AllianceBernstein Growth and Income Portfolio (Class B)
Fidelity VIP Balanced Portfolio (Service Class 2)	Fidelity VIP Contrafund® Portfolio (Service Class)
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)	Fidelity VIP Growth Portfolio (Service Class)
MFS® Total Return Portfolio (Initial Class)	Fidelity VIP Index 500 Portfolio (Service Class)
SCSM Ibbotson Balanced Fund (Initial Class)[2]	Goldman Sachs VIT Structured U.S. Equity Fund
SCSM Ibbotson Growth Fund (Initial Class)[2]	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)
SCSM Ibbotson Moderate Fund (Initial Class)[2]	MFS® Blended Research Core Equity Portfolio (Initial Class)
The Universal Funds, Inc. UIF Equity & Income Portfolio (Class II Shares)[3]	MFS® Value Portfolio (Initial Class)
EMERGING MARKETS BOND	Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares)
PIMCO Emerging Markets Bond Portfolio (Administrative Class)	SCSM Davis Venture Value Fund (Initial Class)
HIGH YIELD BOND	SCSM WMC Large Cap Growth Fund (Initial Class)
MFS® High Yield Portfolio (Initial Class)	SCSM Lord Abbett Growth & Income Fund (Class VC)
SCSM PIMCO High Yield Fund (Initial Class)	SCSM Oppenheimer Large Cap Core Fund (Initial Class)
INFLATION-PROTECTED BOND	T. Rowe Price Blue Chip Growth Portfolio
PIMCO Real Return Portfolio (Administrative Class)	Van Kampen LIT Growth and Income Portfolio (Class I Shares)
SCSM BlackRock Inflation Protected Bond Fund (Initial Class)	MID CAP EQUITY
INTERMEDIATE TERM BOND	Alger American MidCap Growth Portfolio (Class O)
MFS® Government Securities Portfolio (Initial Class)	Delaware VIP Growth Opportunities Series (Standard Class)
PIMCO Total Return Portfolio (Administrative Class)	Dreyfus Investment Portfolios MidCap Stock Portfolio (Initial Shares)
SCSM PIMCO Total Return Fund (Initial Class)	SCSM Goldman Sachs Mid Cap Value Fund (Initial Class)
Sun Capital Investment Grade Bond Fund ® (Initial Class)	SCSM WMC Blue Chip Mid Cap Fund (Initial Class)
INTERNATIONAL/GLOBAL EQUITY	The Universal Funds, Inc. UIF Mid Cap Growth Portfolio (Class II Shares)[3]
AIM V.I. International Growth Fund (Series I Shares)	The Universal Funds, Inc. UIF U. S. Mid Cap Value Portfolio (Class II Shares)[3]
Fidelity VIP Overseas Portfolio (Service Class)	MONEY MARKET
MFS® International Growth Portfolio (Initial Class)	Fidelity VIP Money Market Portfolio
SCSM AllianceBernstein International Value Fund (Initial Class)	REAL ESTATE EQUITY
Templeton Foreign Securities Fund (Class 2)	Sun Capital Global Real Estate Fund®
Templeton Growth Securities Fund (Class 2)	SHORT TERM BOND
SMALL CAP EQUITY	SCSM Goldman Sachs Short Duration Fund (Initial Class)
DWS Dreman Small Mid Cap Value VIP Portfolio (Class A)	SPECIALTY/SECTOR EQUITY
DWS Small Cap Index VIP Fund (Class B)	MFS® Utilities Portfolio (Initial Class)
MFS® New Discovery Portfolio (Initial Class)
SCSM AIM Small Cap Growth Fund (Initial Class)
SCSM Dreman Small Cap Value Fund (Initial Class)
SCSM Oppenheimer Main Street Small Cap Fund (Initial Class)

1Information about the structure and investment objectives of the underlying Funds is available in the prospectuses for the underlying Funds.
2These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.
3The Universal Institutional Funds, Inc. Portfolios use Van Kampen’s UIF Portfolios as a marketing name.

Additional copies of any Fund prospectuses may be obtained by calling 1-800-700-6554 or visiting www.sunlifeusa.com.

Effective immediately, transfers of Account Value out of the AllianceBernstein Wealth Appreciation Strategy Portfolio to any other investment option under your Policy will not count against limits, if any, on the number of transfers permitted under your Policy each year, provided that no subsequent transfers are made back into the AllianceBernstein Wealth Appreciation Strategy Portfolio.

As of the close of business on September 25, 2009 (the "Liquidation Date"), any Account Value remaining in the AllianceBernstein Wealth Appreciation Strategy Portfolio will automatically be transferred to the Money Market investment option available under your Policy.

Any portfolio rebalancing or dollar cost averaging investment programs in which you participate on the Liquidation Date will continue.  If an alternative investment option had not previously been selected to replace the AllianceBernstein Wealth Appreciation Strategy Portfolio, the Money Market investment option available under your Policy will be the investment option used.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.